UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities
Net (loss) income	$ (382)	$ 5,418
Adjustments to reconcile net (loss) income to net cash from operating activities:
Depreciation and amortization	2,587	1,731
Share-based compensation	4,438	3,624
Loss on disposal of asset	197	11
Unrealized foreign exchange loss (gain)	723	(12,215)
Income tax expense	1,918	583
Finance income, net	(6,506)	(1,677)
Changes in non-cash working capital items:
Trade and other receivables	(2,321)	(3,483)
Prepaids and deposits	(1,178)	190
Contract costs	(4,188)	(3,982)
Trade and other payables	5,201	1,578
Employee benefit obligations	461	467
Deferred revenue	9,171	8,542
Income taxes (paid) received	(633)	(692)
Cash from operating activities	9,488	95
Cash flows used in investing activities
Purchase of property and equipment	(386)	(860)
Payments of contingent consideration from acquisitions	(216)	(93)
Acquisition of business, net of cash acquired	(8,671)	(1,071)
Cash used in investing activities	(9,273)	(2,024)
Cash flows (used in) from financing activities
Payments received on net investment in finance lease	84	116
Repayment of lease obligations	(1,319)	(1,044)
Interest received	5,636	827
Proceeds from exercise of stock options	700	88
Proceeds from share issuance under employee share purchase plan	524	636
Shares repurchased for cancellation under normal course issuer bid	(51,245)	0
Cash (used in) from financing activities	(45,620)	623
Net change in cash and cash equivalents during the period	(45,405)	(1,306)
Effect of foreign exchange on cash and cash equivalents	(240)	(1,284)
Cash and cash equivalents, beginning of the period	216,293	215,323
Cash and cash equivalents, end of the period	$ 170,648	$ 212,733